MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities as of December 31, 2025 and 2024:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
As of December 31, 2025:
Available-for-sale – matures within one year:
U.S. Treasury	$9,276	$8	$-	$9,284

As of December 31, 2024:
Available-for-sale – matures within one year:
U.S. Treasury	$23,618	$11	$-	$23,629

As of December 31, 2025, and 2024, the Company had no unrealized losses related to marketable securities and determined the unrealized losses are not due to credit related losses. Therefore, the Company did not record an allowance for credit losses for its available-for-sale marketable securities.

As of December 31, 2025, and 2024, all of the Company’s available-for-sale marketable securities were due within one year.

The Company had no sales of marketable securities during the years ended December 31, 2025, and 2024, and accordingly no realized gains or losses were recorded. Proceeds from maturities of available-for-sale marketable securities during the year ended December 31, 2025, and 2024 were $50,306 and $53,230, respectively.